Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, Net
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Cost:
Computers	70	43
Furniture and equipment	33	27
Laboratory equipment	399	364
Website development	14	14
Leasehold improvements	16	16
	532	464

Less - accumulated depreciation	(165)	(107)

	367	357